UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 746-3322

Date of fiscal year end: April 30

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	CROFT-LEOMINSTER VALUE FUND
	Schedule of Investments
	January 31, 2011 (Unaudited)

Shares/Principal Value		Value

COMMON STOCK - 92.58%

Agricultural - 1.95%
51,404	Monsanto Co.	3,772,026
25,817	Mosaic Co.	2,092,210
10,510	Potash Corp. of Saskatchewan, Inc.	1,868,467
		7,732,703
Autos & Automotive Products - 0.30%
18,435	Advance Auto Parts, Inc.	1,178,734

Banks, S&Ls and Brokers - 2.55%
368,416	Bank Of America Corp.	5,058,352
161,433	Bank Of New York Mellon Corp.	5,041,552
		10,099,904
Building & Construction - 2.85%
209,038	Foster Wheeler Ltd. *	7,694,689
46,580	Jacobs Engineering Group, Inc. *	2,392,815
61,784	Lennar Corp.	1,196,138
		11,283,642
Capital Equipment - 6.02%
56,516	Caterpillar, Inc.	5,482,617
89,185	Deere & Co.	8,106,917
37,887	Flowserve Corp.	4,735,496
67,961	United Technologies Corp.	5,525,229
		23,850,259
Chemicals - 1.10%
86,385	E.I. du Pont de Nemours & Co.	4,377,992

Consumer Nondurables - 3.63%
124,231	Philip Morris International, Inc.	7,110,982
115,291	Procter & Gamble Co.	7,278,321
		14,389,303
Containers & Paper - 0.40%
54,379	International Paper Co.	1,570,466

Energy - 0.89%
126,997	Geo Resources, Inc.	3,510,197

Financial Services - 4.14%
975,626	Citigroup, Inc. *	4,702,517
366,900	Invesco Ltd. ADR	9,077,106
43,953	PNC Financial Services Group	2,637,180
		16,416,803
Forest Products - 4.10%
62,663	Plum Creek Timber Co., Inc.	2,623,700
588,558	Weyerhaeuser Co.	13,642,774
		16,266,474
Gas & Gas Transmission - 1.17%
172,442	Williams Co., Inc.	4,654,210

Healthcare - 3.93%
46,829	Baxter International, Inc.	2,270,738
45,814	Becton Dickinson & Co.	3,800,271
26,598	Edwards Lifesciences Corp. *	2,241,945
113,473	Qiagen N.V. *	2,093,577
52,673	Stryker Corp.	3,031,858
52,354	Unitedhealth Group, Inc.	2,149,132
		15,587,521
Industrial Goods - 3.50%
210,124	ABB Ltd. ADR *	4,973,635
54,034	Allegheny Technologies, Inc.	3,522,476
57,698	Valmont Industries, Inc.	5,362,452
		13,858,563
Insurance Agents,Broker & Serv - 0.87%
123,750	Marsh & Mclennan Co., Inc.	3,450,150

International Oil & Gas - 4.80%
13,895	Chevron Corp.	1,319,052
43,999	Crescent Point Energy Trust	1,945,011
142,949	Gran Tierra Energy, Inc. *	1,290,830
65,946	Nexen, Inc.	1,658,542
258,856	Petrobank Energy & Resources Ltd. *	6,077,039
172,546	Petrominerales Ltd.	6,729,466
		19,019,940
Life Insurance - 3.22%
156,987	MetLife, Inc.	7,185,295
90,503	Prudential Financial, Inc.	5,566,839
		12,752,134
Media & Entertainment - 0.98%
91,239	Directv Group, Inc. Class-A *	3,867,621

Metals & Mining - 5.99%
59,349	Allied Nevada Gold Corp. *	1,569,188
29,130	BHP Billiton Ltd. ADR	2,593,444
65,160	Cloud Peak Energy, Inc. *	1,483,693
165,234	First Majestic Silver Corp. *	2,025,769
66,127	Freeport McMoran Copper & Gold, Inc.	7,191,311
22,311	Inmet Mining Corp.	1,670,871
77,000	Nevada Copper Corp. *	406,213
139,888	Thompson Creek Metals Co., Inc. *	1,894,083
237,850	Quadra Mining Ltd. *	3,207,767
150,873	Yamana Gold, Inc.	1,704,865
		23,747,204
Multi-Industry - 6.87%
304,366	General Electric Co.	6,129,931
114,541	Honeywell International, Inc.	6,415,441
114,961	ITT Corp.	6,773,502
176,439	Tyco International, Inc.	7,909,760
		27,228,634
Natural Gas - 2.66%
29,346	Atlas Energy, Inc.	1,300,028
102,410	Southwestern Energy Co. *	4,045,195
32,000	QEP Resources, Inc. *	1,300,480
81,545	Ultra Petroleum Corp. *	3,892,143
		10,537,846
Oil - 2.90%
162,495	Brigham Exploration Co. *	4,811,477
47,034	Hess Corp.	3,956,500
34,319	Petroleum Development, Corp. *	1,561,858
55,239	Venoco, Inc. *	1,152,286
		11,482,121
Pharmaceuticals - 5.28%
96,630	ICON PLC. ADR *	2,151,950
81,080	Johnson & Johnson	4,846,152
142,548	Merck & Co., Inc.	4,728,317
321,744	Pfizer, Inc.	5,862,176
114,174	Pharmaceutical Product Development, Inc.	3,327,030
		20,915,625
Property & Casualty Insurance - 3.23%
131,527	Ace Ltd.	8,100,748
151,674	Allstate Corp.	4,723,128
		12,823,876
Real Estate - 0.95%
170,525	CB Richard Ellis Group, Inc. Class-A *	3,783,950

Retail Stores - 3.19%
59,613	Best Buy Co., Inc.	2,026,842
132,878	Collective Brands, Inc. *	2,705,396
318,822	Lowes Co., Inc.	7,906,786
		12,639,024
Specialty Chemicals - 4.55%
44,973	3M Co.	3,954,026
50,518	Albemarle Corp.	2,837,091
99,181	FMC Corp.	7,543,707
121,686	Nalco Chemical Co.	3,706,556
		18,041,380
Technology - 4.71%
103,076	Altera Corp.	3,872,565
6,215	Apple Computer, Inc. *	2,108,874
152,441	Applied Materials, Inc.	2,391,799
268,846	Cisco Systems, Inc. *	5,686,093
110,653	Corning, Inc.	2,457,603
47,503	Hewlett Packard Co.	2,170,412
		18,687,346
Telecommunications - 3.08%
236,268	General Cable Corp. *	8,744,279
63,829	Qualcomm, Inc.	3,455,064
		12,199,343
Transportation - 1.50%
19,823	Canadian National Railway Co.	1,345,982
75,237	Norfolk Southern Corp.	4,603,752
		5,949,734
Utilities - 1.30%
57,386	NextEra Energy, Inc.	3,067,856
45,032	PG&E Corp.	2,084,081
		5,151,937

TOTAL FOR COMMON STOCK (Cost $311,962,573) - 92.58%		$ 367,054,636

U.S. TREASURY BILLS - 0.18%
700,000	U.S. Treasury Bill 0.875%, 03/31/2011	700,766

TOTAL U.S. TREASURY BILLS (Cost $701,526)		$ 700,766

U.S. TREASURY NOTES - 3.54%
11,000,000	U.S. Treasury Notes 0.875%, 02/28/2011	11,005,159
3,000,000	U.S. Treasury Notes 0.875%, 02/29/2012	3,018,060

TOTAL U.S. TREASURY BILLS (Cost $14,057,347)		$ 14,023,219

SHORT TERM INVESTMENTS - 3.73%
14,798,382	AIM Short-term Investment Prime Portfolio 0.14% **(Cost $14,798,382)	14,798,382

TOTAL INVESTMENTS (Cost $341,519,828) - 100.02%		$ 396,577,003

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%		(87,413)

NET ASSETS - 100.00%		$ 396,489,590

ADR - American Depository receipt.
* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at January 31, 2011.

NOTES TO FINANCIAL STATEMENTS
CROFT LEOMINSTER VALUE FUND
1. SECURITY TRANSACTIONS
At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $341,519,828 amounted to $55,108,169, which consisted of aggregate gross unrealized appreciation of $73,202,389 and aggregate gross unrealized depreciation of $18,094,220.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of January 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$367,054,636	$0	$0	$367,054,636
Real Estate Investment Trusts	$0	$0	$0	$0
US Treasury Bills	$0	$700,766	$0	$700,766
US Treasury Notes	$0	$14,023,219	$0	$14,023,219
Cash Equivalents	$14,798,382	$0	$0	$14,798,382
Total	$381,853,018	$14,723,985	$0	$396,577,003

	CROFT-LEOMINSTER INCOME FUND
	Schedule of Investments
	January 31, 2011 (Unaudited)

Shares/Principal Value		Value

CLOSED END MUTUAL FUNDS - 2.05%

Taxable Bond Funds - 2.05%
6,200	AllianceBernstein Global High Income Fund *	$ 89,094
9,600	Templeton Emerging Markets Income Fund *	156,768
4,500	Western Asset Worldwide Income Fund *	58,275

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $227,527) - 2.00%		$ 304,137

CORPORATE BONDS AND NOTES - 79.00%

Accident & Health Insurance - 0.15%
22,000	Unumprovident Corp., 7.625%, 3/01/11	22,099

Building Materials & Housing - 2.97%
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	123,777
300,000	Weyerhaeuser Co., 6.750%, 3/15/12	316,071
		439,848
Business Equipment - 3.60%
182,000	Hewlett-Packard Co., 5.500%, 3/1/18	204,654
45,000	Hewlett-Packard Co., 6.125%, 3/1/14	50,890
160,000	Pitney Bowes, Inc., 4.750%, 5/15/18	158,784
105,000	United Technologies Corp., 5.375%, 12/15/17	119,096
		533,424
Business Services - 1.10%
145,000	United Parcel Services, Inc., 5.500%, 1/15/18	163,861

Cable TV & Cellular Telephone - 0.77%
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	114,147

Capital Goods - 1.73%
150,000	Caterpillar Inc., 7.000%, 12/15/13	173,824
75,000	General Dynamics Corp., 5.250%, 2/1/14	83,062
		256,886
Chemicals - 3.66%
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	89,406
150,000	Dupont EI DE Nemours & Co., 6.000%, 7/15/18	171,904
30,000	IMC Global, Inc., 9.450%, 12/15/11	31,006
220,000	Lyondell Chemical Co., 11.000%, 5/1/18	250,800
		543,116
Containers & Paper - 1.63%
150,000	Baldor Electric Co., 8.625%, 2/15/17	167,250
60,000	Tosco Corp., 7.800%, 1/1/27	73,809
		241,059
Education - 0.30%
40,000	Duke University, 5.150%, 4/1/19	44,052

Electric & Gas Utilities - 4.64%
125,000	American Electric Power Corp., 5.250%, 6/1/15	137,102
100,000	Dominion Resources, Inc., 6.250%, 6/30/12	107,074
160,000	Duke Energy Corp., 6.300%, 2/1/14	179,330
67,000	El Paso Corp., 7.000%, 5/15/11	67,902
185,000	Exelon Corp., 4.900%, 6/15/15	197,288
		688,696
Electronic Instruments and Controls - 0.71%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	43,471
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	62,415
		105,886
Energy and Energy Services - 9.86%
120,000	Anadarko Petroleum, 7.625%, 3/15/14	137,909
150,000	Atlas Energy Corp., 10.750%, 2/1/18	183,188
30,000	Baker Hughes, Inc., 6.500%, 11/15/13	34,155
100,000	Baker Hughes, Inc., 7.500%, 11/15/18	125,016
30,000	Conocophillips, 4.750%, 2/1/14	32,778
100,000	Conocophillips Corp., 5.200%, 5/15/18	110,542
65,000	Global Marine, Inc., 7.000%, 6/1/28	66,403
135,000	Occidental Petroleum Corp., 6.750%, 1/15/12	143,019
100,000	Shell International Finance BV, 4.000%, 3/21/14	107,352
185,000	Sunoco, Inc., 4.875%, 10/15/14	195,584
150,000	Tesoro Corp., 6.625%, 11/1/15	154,312
105,000	Weatherford International, Inc., 5.950%, 6/15/12	110,810
60,000	Weatherford International, Inc., 6.625%, 11/15/11	62,301
		1,463,369
Environmental Service/Pollution Control - 0.34%
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	50,379

Financial Services - 12.26%
145,000	Allstate Corp., 6.200%, 5/16/14	164,216
130,000	American Express Credit Co., 5.125%, 8/25/14	140,825
160,000	Berkshire Hathaway Financial Corp., 4.625%, 10/15/13	173,630
100,000	Charles Schwab Corp., 4.950%, 6/1/14	108,855
200,000	CIGNA Corp. Debentures, 6.375%, 10/15/11	207,869
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	68,645
150,000	Ford Motor Credit Co. LLC, 7.500%, 8/1/12	160,156
55,000	General Electric Capital Corp., 3.000%, 12/9/11	56,248
55,000	Goldman Sachs & Co., 3.250%, 6/15/12	57,072
55,000	JP Morgan Chase & Co., 3.125%, 12/1/11	56,284
120,000	Marsh & Mclennan Co., 5.750%, 9/15/15	130,188
70,000	Merrill Lynch & Co., 6.150%, 4/25/13	75,520
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	151,849
55,000	Wells Fargo & Co., 3.000%, 12/9/11	56,243
90,000	Wells Fargo & Co., 5.125%, 9/1/12	95,083
110,000	Wells Fargo & Co., 4.375%, 1/31/13	116,471
		1,819,154
Food & Drug Producers - 4.18%
100,000	Archer-Daniels Mid Co., 5.450%, 3/15/18	110,909
70,000	Bunge Ltd., 5.350%, 4/15/14	73,711
100,000	Glaxosmithkline PLC, 4.375%, 4/15/14	108,270
160,000	Pepsico, Inc., 7.900%, 11/1/18	203,785
110,000	Pfizer, Inc., 5.350%, 3/15/15	123,748
		620,423
Gas & Gas Transmission - 2.30%
100,000	KN Energy, Inc. Senior Debentures, 7.250%, 3/1/28	79,916
150,000	Sonat, Inc., 7.625%, 7/15/11	153,419
100,000	Southern Union Co., 6.050%, 8/15/13	107,843
		341,178
Home Improvement Stores - 0.20%
30,000	Home Depot, Inc., 5.200%, 3/1/11	30,110

Home Lawn & Garden Equipment - 0.74%
100,000	Toro Co. Debentures, 7.800%, 6/15/27	109,771

Industrial Goods - 5.17%
75,000	Cummins Engine Co., Inc. Debentures, 6.750%, 2/15/27	76,473
136,000	General Electric Co., 5.250%, 12/6/17	147,286
90,000	Honeywell International, Inc., 4.250%, 3/1/13	96,097
115,000	Johnson Controls, Inc., 7.700%, 3/1/15	132,918
160,000	Tyco International Ltd., 6.750%, 2/15/11	160,330
150,000	Xerox Corp., 6.875%, 8/15/11	154,495
		767,599
International Gas & Oil - 1.26%
175,000	Nexen, Inc., 5.050%. 11/20/13	186,977

Life Insurance - 2.51%
40,000	Prudential Financial, Inc., 3.625%, 9/17/12	41,491
160,000	Prudential Financial, Inc., 4.500%, 7/15/13	169,771
160,000	United Health Group, Inc., 5.250%, 3/15/11	160,833
		372,095
Media & Entertainment - 3.42%
150,000	Liberty Media Corp., 5.700%, 5/15/13	156,375
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	225,749
110,000	Washington Post Co., 7.250%, 2/1/19	125,601
		507,725
Metals & Mining - 4.30%
127,000	ARCH Western Finance, 6.750%, 7/1/13	128,270
165,000	BHP Billiton Ltd., 5.500%, 4/1/14	183,570
75,000	Freeport McMoran, 8.375%, 4/1/17	83,625
100,000	Nucor Corp., 5.750%, 12/1/17	113,510
125,000	US Steel Corp., 7.000%, 2/1/18	128,438
		637,413
Miscellaneous Consumer Goods & Services - 1.34%
90,000	Brown-Forman Corp., 5.000%, 2/1/14	98,134
100,000	Tenneco Packaging, Inc. Debentures, 8.125% 6/15/17	100,479
		198,613
Plastic Materials & Synthetic Resins - 1.81%
150,000	Albemarle Corp., 5.100%, 2/1/15	160,259
100,000	Potash Corp of Saskatchewan, 5.250%, 5/15/14	108,860
		269,119
Printing & Publishing - 1.30%
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	192,923

Retail Stores - 1.57%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	42,024
70,000	Auto Zone, Inc., 6.950%, 6/15/16	81,121
90,000	Staples, Inc., 9.750%, 1/15/14	109,677
		232,822
Steel & Iron - 1.28%
185,000	Carpenter Technology Corp., 7.625%, 8/15/11	189,723

Technology - 1.11%
145,000	Cisco Systems, Inc., 5.500%, 2/22/16	165,284

Telephones & Communications - 2.77%
150,000	Anixter, 5.950%, 3/1/15	148,875
186,000	AT&T Corp Liberty Media, 8.250%, 2/1/30	180,885
75,000	AT&T Corp., 4.850%, 2/15/14	81,526
		411,286

TOTAL FOR CORPORATE BONDS (Cost $10,663,237) - 79.00%		$ 11,719,037

CONVERTIBLE BONDS - 1.83%
130,000	General Cable Corp., 1.000%, 10/15/12	119,275
150,000	General Cable Corp., 0.875%, 11/15/13	152,438
		271,713

TOTAL FOR CONVERTIBLE BONDS (Cost $202,388) - 1.83%		$ 271,713

MUNICIPAL BONDS - 0.75%
105,000	State of California Taxable Build Am, 5.45%, 4/1/15	110,878

TOTAL FOR MUNICIPAL BONDS (Cost $108,661) - 0.75%		$ 110,878

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 10.34%
125,000	Federal Farm Credit Bank, 5.41%, 11/7/16	129,632
400,000	U.S. Treasury Notes, 0.875%, 1/31/2012	402,312
1,000,000	U.S. Treasury Notes, 0.875%, 5/31/2011	1,002,227
		1,534,171

TOTAL FOR U.S. GOVERNMENT AGENCIES & OBLIGATIONS		$ 1,534,171
	(Cost $1,530,321) - 10.34%

SHORT TERM INVESTMENTS - 4.98%
739,136	AIM Short-term Investment Prime Portfolio 0.14% ** (Cost $739,136)	739,136

TOTAL INVESTMENTS (Cost $13,471,270) - 98.95%		$ 14,679,072

OTHER ASSETS LESS LIABILITIES - 1.05%		155,307

NET ASSETS - 100.00%		$ 14,834,379

* Closed-end security
** Variable rate security; the coupon rate shown represents the yield at January 31, 2011.

NOTES TO FINANCIAL STATEMENTS
CROFT LEOMINSTER INCOME FUND
1. SECURITY TRANSACTIONS
At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,471,270 amounted to $1,110,642, which consisted of aggregate gross unrealized appreciation of
$1,137,750 and aggregate gross unrealized depreciation of $27,108.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of January 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Closed End Mutual Funds	$0	$ 304,137	$0	$304,137
Corporate Bonds	$0	$11,719,037	$0	$11,719,037
Convertible Bonds	$0	$271,713	$0	$271,713
Municipal Bonds	$0	$110,878	$0	$110,878
US Agencies & Obligations	$0	$1,534,171	$0	$1,534,171
Cash Equivalents	$739,136	$0	$0	$739,136
Total	$739,136	$13,939,936	$0	$14,679,072

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 25, 2011

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 25, 2011

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  March 25, 2011